Accounts Payable and Accrued Expenses (Details) - Schedule of Accounts Payable and Accrued Expenses - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of accounts payable and accrued expenses [Abstract]
Deferred bonus and salaries payable	$ 451,660	$ 5,084,969
Research and development expenses payable	1,162,155	563,913
Professional fees payable	175,324	226,407
Cost of healthcare services payable	61,826	138,316
Insurance expenses payable	27,463	33,367
Others	15,913	119,835
Accounts payable and accrued expenses	$ 1,894,341	$ 6,166,807